7. Share-based payments (Details 13)	9 Months Ended
Sep. 30, 2016
Volatility	127.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Replacement Warrants [Member] | Minimum [Member]
Volatility	133.00%
Risk-free interest rate	1.10%
Expected life (years)	3 years
Dividend yield	0.00%
Replacement Warrants [Member] | Maximum [Member]
Volatility	182.00%
Risk-free interest rate	1.30%
Expected life (years)	4 years 3 months 18 days
Dividend yield	0.00%
Additional Warrants [Member]
Volatility	204.00%
Risk-free interest rate	1.40%
Expected life (years)	5 years
Dividend yield	0.00%